Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long Term Debt [Abstract]
Schedule of long term debt
	December 31, 2022	December 31, 2021
Balance, beginning of year	$-	$108,236
Foreign exchange adjustment	-	2,076
Principal repayments	-	(110,312)
Balance, end of year	$-	$-